Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information Abstract
Entity Registrant Name	TAT TECHNOLOGIES LTD
Entity Central Index Key	0000808439
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	20-F
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	8,798,570
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes